Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 233,594	$ 233,594
Accumulated Amortization	(155,821)	(140,580)
Net Carrying Amount	77,773	93,014
Customer contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	193,194	193,194
Accumulated Amortization	(140,756)	(131,647)
Net Carrying Amount	52,438	61,547
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,500	22,500
Accumulated Amortization	(10,875)	(8,005)
Net Carrying Amount	11,625	14,495
Off-market in-charter contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	17,900	17,900
Accumulated Amortization	(4,190)	(928)
Net Carrying Amount	$ 13,710	$ 16,972
Off-market in-charter contracts | FSO
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels | vessel	2	2